Net cash and cash equivalents - Composition of net cash and cash equivalents (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial Instruments [Abstract]
Cash and cash equivalents	R 383,443	R 308,258	R 375,782
Bank overdraft	(30,262)	(17,720)	(19,449)
Cash and cash equivalents	R 353,181	R 290,538	R 356,333	R 860,762